UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT
TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
July 1, 2012 to January 1, 2013
Commission File Number of issuing entity: 333-165725-02

STEP UP CALLABLE TRUST UNITS SERIES 2010-02 (BAC)

(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 333-165725

MS STRUCTURED ASSET CORP.

(Exact name of depositor as specified in its charter)

MS STRUCTURED ASSET CORP.

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or
organization of the issuing entity)

27-6814047
------------------------------------------------------------------------------
 (I.R.S. Employer Identification No.)

The Bank of New York Mellon 101 Barclay Street New York, NY	10286
(Address of principal executive offices of the issuing entity)	(Zip Code)

(800) 254-2826
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Step Up Callable Trust Units Series 2010-02 (BAC)	☒	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.            Yes ☒                      No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.

On January 3, 2013, a distribution in respect of the January 1, 2013 scheduled distribution date was made to holders of the Step Up Callable Trust Units Series 2010-02 (BAC) Certificates. Attached as Exhibit 99.1 is the Trustee's Distribution Statement for the January 1, 2013 scheduled distribution date, prepared by The Bank of New York Mellon, as trustee.

The record date for the Distribution Date was December 30, 2012 and the Interest Accrual Period for the Distribution Date was the period from and including July 1, 2012 to but excluding January 1, 2013.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.

Bank of America Corporation, the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the “Exchange Act”).  For information on Bank of America Corporation, please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Exchange Act file number, 333-158663. The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.” Periodic and current reports and other information required to be filed pursuant to the Exchange Act by Bank of America Corporation may be accessed on this site. Neither the Depositor nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither the Depositor nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.

This is the final Distribution Statement.

Item 9. Exhibits.

(a)	99.1 Trustee's Distribution Statement for the January 1, 2013 scheduled distribution date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: January 15, 2013

MS STRUCTURED ASSET CORP.
(Depositor)

By: /s/ In-Young Chase
Name:  In-Young Chase
Title:    Vice President

EXHIBIT INDEX

Exhibit 99.1	Trustee's Distribution Statement for the January 1, 2013 scheduled distribution date.